 Supplement Dated February 3, 2014
To The Summary Prospectus Dated April 29, 2013

Supplement Dated February 3, 2014
To The Prospectus Dated April 29, 2013

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective immediately, unless otherwise noted below.

For the Curian/American Funds® Growth Fund, please remove all references to Gregg E. Ireland.

In the summary prospectus section entitled “Summary Overview of Each Fund,” subsection “Portfolio Management” for the Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund,   Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance – International Opportunities Moderate Fund, and Curian Guidance – International Opportunities Growth Fund, please add the following:

Name:	Joined Fund Management Team In:	Title:
Brian Hargreaves	February 2014	Vice President and Portfolio Manager, Curian Capital
Jonathan Shiffer	February 2014	Vice President and Portfolio Manager, Curian Capital

In the summary prospectus section entitled “Summary Overview of Each Fund,” subsection “Portfolio Management” for the Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, and Curian Guidance – Real Assets Fund, please add the following:

Name:	Joined Fund Management Team In:	Title:
Jonathan Shiffer	February 2014	Vice President and Portfolio Manager, Curian Capital

In the summary prospectus section entitled “Summary Overview of Each Fund,” subsection “Portfolio Management” for the Curian Guidance – Equity 100 Fund and Curian Guidance – Fixed Income 100 Fund, please remove the line item relating to Clint Pekrul and replace it with the following:

Name:	Joined Fund Management Team In:	Title:
James W. Gilmore	February 2014	Vice President and Portfolio Manager, Curian Capital
Brian Hargreaves	February 2014	Vice President and Portfolio Manager, Curian Capital

1

In the prospectus section entitled “Additional Information About Each Fund,” sub-section “The Adviser and Portfolio Management” for the Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund,   Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance – International Opportunities Moderate Fund, and Curian Guidance – International Opportunities Growth Fund, please add the following:

•
Brian Hargreaves, CAIA, Vice President and Portfolio Manager, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Hargreaves brings nearly 15 years of investment experience in alternative assets, including due diligence, manager selection, performance measurement and portfolio management.  From 2006 until joining Curian Capital in 2012, Mr. Hargreaves was a Director in the Alternative & Quantitative Investments Group for UBS Global Asset Management (Americas) Inc. where he supported product expansion for UBS’s institutional channel focused on single and multi-manager hedge fund strategies.  He acquired additional experience working at the Chicago Mercantile Group and Arthur Andersen LLP.

•
Jonathan Shiffer, MBA, Vice President and Portfolio Manager for Curian Capital, is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies. Mr. Shiffer has over 15 years of experience in the investment management industry.  Prior to joining Curian Capital in 2012, Mr. Shiffer served as Chief Investment Officer for Rushmore Investment Advisors Inc., an institutional money management firm, where he supervised portfolio management, research, trading, and portfolio operations staff.  Mr. Shiffer joined Rushmore from First Union Securities where he worked as a client portfolio manager responsible for equity & debt research, manager due diligence, and portfolio allocation. Mr. Shiffer received his Bachelor of Science in business and Masters of Business Administration from the University of Texas at Dallas.

In the prospectus section entitled “Additional Information About Each Fund,” sub-section “The Adviser and Portfolio Management” for the Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, and Curian Guidance – Real Assets Fund, please add the following:

•
Jonathan Shiffer, MBA, Vice President and Portfolio Manager for Curian Capital, is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies. Mr. Shiffer has over 15 years of experience in the investment management industry.  Prior to joining Curian Capital in 2012, Mr. Shiffer served as Chief Investment Officer for Rushmore Investment Advisors Inc., an institutional money management firm, where he supervised portfolio management, research, trading, and portfolio operations staff.  Mr. Shiffer joined Rushmore from First Union Securities where he worked as a client portfolio manager responsible for equity & debt research, manager due diligence, and portfolio allocation. Mr. Shiffer received his Bachelor of Science in business and Masters of Business Administration from the University of Texas at Dallas.

In the prospectus section entitled “Additional Information About Each Fund,” sub-section “The Adviser and Portfolio Management” for the Curian Guidance – Equity 100 Fund and Curian Guidance – Fixed Income 100 Fund, please remove the line item relating to Clint Pekrul and replace it with the following:

2

•
James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011. In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing traditional and alternative asset classes in the process. Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008. Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

•
Brian Hargreaves, CAIA, Vice President and Portfolio Manager, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Hargreaves brings nearly 15 years of investment experience in alternative assets, including due diligence, manager selection, performance measurement and portfolio management.  From 2006 until joining Curian Capital in 2012, Mr. Hargreaves was a Director in the Alternative & Quantitative Investments Group for UBS Global Asset Management (Americas) Inc. where he supported product expansion for UBS’s institutional channel focused on single and multi-manager hedge fund strategies.  He acquired additional experience working at the Chicago Mercantile Group and Arthur Andersen LLP.

This supplement is dated February 3, 2014.

(To be used with JMV8037 04/13 and JMV8037NY 04/13.)

3

Supplement Dated February 3, 2014
To The Statement of Additional Information
Dated April 29, 2013

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective immediately, unless otherwise noted below.

For the Curian/American Funds® Growth Fund, please remove all references to Gregg E. Ireland.

On page 72, in the section entitled “Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Investment Adviser and Portfolio Managers” after the heading “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please add the following line items relating to Brian Hargreaves and Jonathan Shiffer for the Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund,  Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance – International Opportunities Moderate Fund, and Curian Guidance – International Opportunities Growth Fund, as of December 31, 2013:

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Brian Hargreaves	5	$465	0	$0	0	$0
Jonathan Shiffer	8	$845	0	$0	0	$0

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Brian Hargreaves	0	$0	0	$0	0	$0
Jonathan Shiffer	0	$0	0	$0	0	$0

On page 72, in the section entitled “Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Investment Adviser and Portfolio Managers” after the heading “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please add the following line items relating to Jonathan Shiffer for the Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, and Curian Guidance – Real Assets Fund, as of December 31, 2013:

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Jonathan Shiffer	8	$845	0	$0	0	$0

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Jonathan Shiffer	0	$0	0	$0	0	$0

On pages 72-73, in the section entitled “Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Investment Adviser and Portfolio Managers” after the heading “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please remove the line items relating to Clint Pekrul and replace them with the following line items relating to James W. Gilmore and Brian Hargreaves for the Curian Guidance – Equity 100 Fund and Curian Guidance – Fixed Income 100 Fund, as of December 31, 2013:

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
James W. Gilmore	22	$9,766	0	$0	0	$0
Brian Hargreaves	5	$465	0	$0	0	$0

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
James W. Gilmore	0	$0	0	$0	0	$0
Brian Hargreaves	0	$0	0	$0	0	$0

On page 74, in the section entitled “Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Investment Adviser and Portfolio Managers,” please add the following items relating to “Security Ownership of the Portfolio Managers” for the Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund,   Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance –

Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance – International Opportunities Moderate Fund, and Curian Guidance – International Opportunities Growth Fund, as of December 31, 2013:

Security Ownership of Portfolio Manager	Brian Hargreaves	Jonathan Shiffer
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 74, in the section entitled “Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Investment Adviser and Portfolio Managers,” please add the following items relating to “Security Ownership of the Portfolio Managers” for the Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, and Curian Guidance – Real Assets Fund, as of December 31, 2013:

Security Ownership of Portfolio Manager	Jonathan Shiffer
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 74, in the section entitled “Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Investment Adviser and Portfolio Managers,” please remove the item relating to Clint Pekrul and replace it with the following items relating to “Security Ownership of the Portfolio Managers” for the Curian Guidance – Equity 100 Fund and Curian Guidance – Fixed Income 100 Fund, as of December 31, 2013:

Security Ownership of Portfolio Manager	James W. Gilmore	Brian Hargreaves
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This supplement is dated February 3, 2014.

(To be used with CMV8711 04/13 and CMV8711PROXY 04/13.)